CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total	Common Stock [Member]
Beginning balance, value at Dec. 31, 2020	$ 2,000		$ 97,208	$ 5,061,681		$ (7,130,674)		$ (1,703,486)
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	2,000,000		97,208,516
Stock issued for services – related party								567,855
Stock issued for services			$ 7,250	799,990				976,380
Stock issued for services shares			7,250,000
Stock issued for cash			$ 162,200	3,081,800				3,244,000
Stock issued for cash shares			162,200,000
Stock issued for debt conversion			$ 41,703	2,863,178				2,904,881
Stock issued for debt conversion			41,701,860
Net loss						(6,034,411)		(6,034,411)
Ending balance, value at Dec. 31, 2021	$ 1,850	$ 2,000	$ 312,861	12,576,049		(13,165,085)		(44,781)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,850,000	2,000,000	312,860,376
Stock issued for services			$ 1,525	46,209				41,615
Stock issued for services shares			1,525,016
Net loss						(1,064,930)		(1,074,970)
Cancellation of preferred	$ (1,850)			1,850
?Cancellation of preferred shares	(1,850,000)
Debt issuance cost				161,709				161,709
Ending balance, value at Mar. 31, 2022		$ 2,000	$ 314,386	12,785,817		(14,230,015)		(916,427)
Shares, Outstanding, Ending Balance at Mar. 31, 2022		2,000,000	314,385,392
Beginning balance, value at Dec. 31, 2021	$ 1,850	$ 2,000	$ 312,861	12,576,049		(13,165,085)		(44,781)
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	1,850,000	2,000,000	312,860,376
Stock issued for services – related party								664,542
Stock issued for services			$ 40,128	1,214,087				1,103,582
Stock issued for services shares			40,127,557
Stock issued for cash			$ 30,000	570,000				600,000
Stock issued for cash shares			30,000,000
Debt issuance cost – warrants issued				196,074				196,074
Net loss					16,670	(5,913,724)		(5,897,054)
Cancellation of preferred	$ (1,850)			1,850
?Cancellation of preferred shares	(1,850,000)
Ending balance, value at Dec. 31, 2022		$ 2,000	$ 402,197	15,203,394	16,670	(19,078,809)		(3,377,637)
Shares, Outstanding, Ending Balance at Dec. 31, 2022		2,000,000	402,196,273
Beginning balance, value at Mar. 31, 2022		$ 2,000	$ 314,386	12,785,817		(14,230,015)		(916,427)
Shares, Outstanding, Beginning Balance at Mar. 31, 2022		2,000,000	314,385,392
Stock issued for services			$ 5,000	143,001				159,247
Stock issued for services shares			5,000,000
Stock issued for cash			$ 30,000	570,000				600,000
Stock issued for cash shares			30,000,000
Net loss						(1,121,867)		(1,122,544)
Debt issuance cost				33,773				33,773
Ending balance, value at Jun. 30, 2022		$ 2,000	$ 349,386	13,532,591		(15,351,882)		(1,245,951)
Shares, Outstanding, Ending Balance at Jun. 30, 2022		2,000,000	349,385,392
Stock issued for services			$ 5,000	77,500				129,132
Stock issued for services shares			5,000,000
Net loss						(869,268)		(862,646)
Ending balance, value at Sep. 30, 2022		$ 2,000	$ 354,386	13,610,091		(16,221,150)		(1,979,465)
Shares, Outstanding, Ending Balance at Sep. 30, 2022		2,000,000	354,385,392
Beginning balance, value at Dec. 31, 2022		$ 2,000	$ 402,197	15,203,394	16,670	(19,078,809)		(3,377,637)
Shares, Outstanding, Beginning Balance at Dec. 31, 2022		2,000,000	402,196,273
Stock dividend			$ 21,817	1,461,711		(1,483,528)
Stock Dividend shares									21,816,590
Stock issued for services – related party			$ 500	60,500				61,000
Stock Issued for services related party shares			500,000
Stock issued for services			$ 4,950	350,425				394,709
Stock issued for services shares			4,950,000
Stock issued for cash			$ 16,750	318,250				335,000
Stock issued for cash shares			16,750,000
Stock issued for debt conversion			$ 19,286	366,437				385,723
Stock issued for debt conversion			19,286,137
Debt issuance cost – warrants issued				1,321,698				1,321,698
Shares cancelled			$ (3,000)	3,000
Shares cancelled shares			(3,000,000)
Net loss					(1,541)	(2,701,002)		(2,702,543)
Ending balance, value at Mar. 31, 2023		$ 2,000	$ 462,500	19,085,415	15,129	(23,263,339)		(3,582,050)
Shares, Outstanding, Ending Balance at Mar. 31, 2023		2,000,000	462,499,000
Stock issued for services			$ 500	31,900				4,926
Stock issued for services shares			500,000
Stock issued for debt conversion			$ 25,450	949,650				975,100
Stock issued for debt conversion			25,450,000
Debt issuance cost – warrants issued				1,348,364				1,348,364
Net loss					(15,517)	(2,759,906)	(33,294)	(2,808,717)
Adjust stock dividend shares
Adjust stock dividend shares			(16)
Settlement of debt-related party				96,250				96,250
Ending balance, value at Jun. 30, 2023		$ 2,000	$ 488,450	21,571,369	(388)	(26,023,245)	(33,294)	(3,906,337)
Shares, Outstanding, Ending Balance at Jun. 30, 2023		2,000,000	488,448,984
Stock issued for services			$ 32,930	561,134				609,845
Stock issued for services shares			32,930,000
Stock issued for cash								198,000
Stock issued for debt conversion			$ 77,725	1,362,775				1,440,500
Stock issued for debt conversion			77,725,000
Net loss					(16,404)	(995,633)	51,697	(960,340)
Shares issued for settlement			$ 4,500	(4,500)
Shares issued for settlement			4,500,000
Ending balance, value at Sep. 30, 2023		$ 2,000	$ 603,605	$ 23,490,778	$ (16,792)	$ (27,018,878)	$ 18,403	$ (2,618,332)
Shares, Outstanding, Ending Balance at Sep. 30, 2023		2,000,000	603,603,984